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LIBERTY
-------------------------
          FUNDS GROUP

LIBERTY FUNDS GROUP LLC

COLONIAL MANAGEMENT ASSOCIATES, INC.

COLONIAL ADVISORY SERVICES, INC.

STEIN ROE MANAGEMENT ASSOCIATES Stein Roe & Farnham Incorporated

LIBERTY FUNDS DISTRIBUTOR, INC.

LIBERTY FUNDS SERVICES, INC.

June 5, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       SteinRoe Variable Investment Trust (Trust)
          File Nos. 33-14954 and 811-5199

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses dated June 1, 2000 and Statement of Additional Information dated May 1, 2000, Revised June 1, 2000, for the Funds does not differ from that contained in Post-Effective Amendment No. 19 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on June 1, 2000.

Very truly yours,

STEINROE VARIABLE INVESTMENT TRUST

By:   /s/Suzan M. Barron
      Suzan M. Barron
      Assistant Secretary

cc:        S. Winick (Bell Boyd)
           J. DiMaria
           D. Young (2)
           L. DiSilva

One Financial Center, Boston, MA 02111-2621